Acquisition of Daxx Web Industries B.V. (Details) - Schedule of fair value of identifiable intangible assets $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Acquisition of Daxx Web Industries B.V. (Details) - Schedule of fair value of identifiable intangible assets [Line Items]
Bunsiness acquisition fair value	$ 8,174
Customer Relationships [Member]
Acquisition of Daxx Web Industries B.V. (Details) - Schedule of fair value of identifiable intangible assets [Line Items]
Business acquisition useful life	8 years
Bunsiness acquisition amortization method	Straight-line
Bunsiness acquisition fair value	$ 4,234
Daxx Trade Name [Member]
Acquisition of Daxx Web Industries B.V. (Details) - Schedule of fair value of identifiable intangible assets [Line Items]
Business acquisition useful life	10 years
Bunsiness acquisition amortization method	Straight-line
Bunsiness acquisition fair value	$ 3,500
Non-compete agreements [Member]
Acquisition of Daxx Web Industries B.V. (Details) - Schedule of fair value of identifiable intangible assets [Line Items]
Business acquisition useful life	2 years
Bunsiness acquisition amortization method	Straight-line
Bunsiness acquisition fair value	$ 440